Equity - Summary of Dividends Declared (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Millions	3 Months Ended													12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Dividends [Line Items]
Total Amount														₱ 13,887	₱ 16,479	₱ 22,961
Events After Reporting Period [Member]
Disclosure Of Dividends [Line Items]
Total Amount	₱ 7,793
Series JJ Cumulative Convertible Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date				Jun. 13, 2018				May 12, 2017				May 03, 2016
Record Date				Jun. 28, 2018				Jun. 01, 2017				Jun. 02, 2016
Payable Date				Jun. 29, 2018				Jun. 30, 2017				Jun. 30, 2016
Per Share Amount				₱ 1.00				₱ 1.00				₱ 1.00
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date		Nov. 08, 2018	Aug. 09, 2018	May 10, 2018	Jan. 22, 2018	Nov. 09, 2017	Aug. 10, 2017	May 12, 2017	Feb. 07, 2017	Nov. 14, 2016	Aug. 02, 2016	May 03, 2016	Jan. 26, 2016
Record Date		Nov. 23, 2018	Aug. 28, 2018	May 25, 2018	Feb. 21, 2018	Nov. 28, 2017	Aug. 25, 2017	May 26, 2017	Feb. 24, 2017	Nov. 28, 2016	Aug. 18, 2016	May 24, 2016	Feb. 24, 2016
Payable Date		Dec. 15, 2018	Sep. 15, 2018	Jun. 15, 2018	Mar. 15, 2018	Dec. 15, 2017	Sep. 15, 2017	Jun. 15, 2017	Mar. 15, 2017	Dec. 15, 2016	Sep. 15, 2016	Jun. 15, 2016	Mar. 15, 2016
Total Amount		₱ 12	₱ 13	₱ 12	₱ 12	₱ 12	₱ 13	₱ 12	₱ 12	₱ 12	₱ 12	₱ 12	₱ 12
Series IV Cumulative Non-Convertible Redeemable Preferred Stock [Member] | Events After Reporting Period [Member]
Disclosure Of Dividends [Line Items]
Approved Date	Jan. 29, 2019
Record Date	Feb. 22, 2019
Payable Date	Mar. 15, 2019
Total Amount	₱ 12
Non-Convertible Redeemable Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Total Amount														49	49	48
Voting Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date		Dec. 04, 2018	Sep. 25, 2018	Jun. 13, 2018	Mar. 08, 2018	Dec. 05, 2017	Sep. 26, 2017	Jun. 13, 2017	Mar. 07, 2017	Dec. 06, 2016	Aug. 30, 2016	Jun. 14, 2016	Feb. 29, 2016
Record Date		Dec. 19, 2018	Oct. 09, 2018	Jun. 29, 2018	Mar. 28, 2018	Dec. 20, 2017	Oct. 10, 2017	Jun. 27, 2017	Mar. 30, 2017	Dec. 20, 2016	Sep. 20, 2016	Jun. 30, 2016	Mar. 30, 2016
Payable Date		Jan. 15, 2019	Oct. 15, 2018	Jul. 15, 2018	Apr. 15, 2018	Jan. 15, 2018	Oct. 15, 2017	Jul. 15, 2017	Apr. 15, 2017	Jan. 15, 2017	Oct. 15, 2016	Jul. 15, 2016	Apr. 15, 2016
Total Amount		₱ 3	₱ 2	₱ 2	₱ 3	₱ 3	₱ 2	₱ 2	₱ 3	₱ 3	₱ 2	₱ 3	₱ 3	10	10	11
Voting Preferred Stock [Member] | Events After Reporting Period [Member]
Disclosure Of Dividends [Line Items]
Approved Date	Mar. 07, 2019
Record Date	Mar. 27, 2019
Payable Date	Apr. 15, 2019
Total Amount	₱ 3
Common Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date			Aug. 09, 2018		Mar. 27, 2018		Aug. 10, 2017		Mar. 07, 2017		Aug. 02, 2016		Feb. 29, 2016
Record Date			Aug. 28, 2018		Apr. 13, 2018		Aug. 25, 2017		Mar. 21, 2017		Aug. 16, 2016		Mar. 14, 2016
Payable Date			Sep. 11, 2018		Apr. 27, 2018		Sep. 08, 2017		Apr. 06, 2017		Sep. 01, 2016		Apr. 01, 2016
Per Share Amount			₱ 36.00		₱ 28.00		₱ 48.00		₱ 28.00		₱ 49.00		₱ 57.00
Total Amount			₱ 7,778		₱ 6,050		₱ 10,371		₱ 6,049		₱ 10,587		₱ 12,315	₱ 13,828	₱ 16,420	₱ 22,902
Common Stock [Member] | Events After Reporting Period [Member]
Disclosure Of Dividends [Line Items]
Approved Date	Mar. 21, 2019
Record Date	Apr. 04, 2019
Payable Date	Apr. 23, 2019
Per Share Amount	₱ 36.00
Total Amount	₱ 7,778
Series II (Final Dividends) Cumulative Convertible Preferred Stock [Member]
Disclosure Of Dividends [Line Items]
Approved Date												Apr. 12, 2016
Record Date												Feb. 10, 2016
Payable Date												May 11, 2016